BBH TRUST

BBH International Equity Fund
class n shares (“BBHEX”)
class i shares (“BBHLX”)

SUPPLEMENT DATED NOVEMBER 14, 2013
TO THE PROSPECTUS
DATED FEBRUARY 28, 2013

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectus. Defined terms not otherwise defined in this supplement have the same meaning as set forth in the Prospectus.

Effective immediately, the following information replaces the Walter Scott portion of the Portfolio Managers table in the Investment Adviser section on page 11 of the Prospectus:

Portfolio Managers

		Portfolio Manager
Sub-Adviser	Name	of the Fund Since	Title
Walter Scott	Rodger Nisbet	2004	Executive Chairman
	Jane Henderson	2004	Managing Director
	Roy Leckie	2004	Director
	Charles Macquaker	2011	Director
	Hilda West	2013	Senior Investment Manager

Effective immediately, the following information replaces the Walter Scott & Partners Limited portion of the Sub-Adviser table in the Management of the Fund section on page 23 of the Prospectus:

	Portfolio Manager/Portfolio	Fund
	Management Team Members, Title,	Manager
Sub-Adviser	Past 5 Years’ Business Experience	Since
Walter Scott &	Rodger Nisbet	2004
Partners Limited	Executive Chairman
One Charlotte Square,	Jane Henderson	2004
Edinburgh, EH2 4DZ	Managing Director
Scotland, UK	Roy Leckie	2004
	Director
	Charles Macquaker	2011
	Director
	Hilda West	2013
	Senior Investment Manager

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE